Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / $ shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents maturity period	The Company considers cash on hand, demand deposits with banks, and highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents.
Other-than-temporary losses reclassified into earnings	¥ 0	¥ 0
Impairment loss	¥ 0	¥ 0
Noon buying rate | ¥ / $	6.9430
Dilutive potential common shares | shares	0	0	0